Frontier MFG Global Sustainable Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 96.2%	Shares	Value
Germany - 4.0%
SAP SE	4,992	$1,135,821

Hong Kong - 3.1%
AIA Group Ltd.	99,320	889,860

Netherlands - 2.1%
ASML Holding NV	741	615,005

Spain - 3.1%
Aena SME SA	4,089	899,412

Switzerland - 10.9%
Nestle SA	19,924	2,000,051
Novartis AG	9,689	1,112,171
		3,112,222

Taiwan, Province of China - 4.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	6,803	1,181,477

United Kingdom - 6.0%
Reckitt Benckiser Group PLC	18,847	1,153,291
Unilever PLC	8,772	568,493
		1,721,784

United States - 62.9%(a)
Alphabet, Inc. - Class C	9,688	1,619,737
Amazon.com, Inc. (b)	9,086	1,692,994
American Express Co.	2,363	640,846
American Tower Corp.	3,796	882,798
Booking Holdings, Inc.	291	1,225,727
Dollar General Corp.	13,274	1,122,582
Eversource Energy	16,604	1,129,902
Intercontinental Exchange, Inc.	3,426	550,353
Mastercard, Inc. - Class A	1,773	875,507
Meta Platforms, Inc. - Class A	2,057	1,177,509
Microsoft Corp.	4,675	2,011,653
Mondelez International, Inc. - Class A	7,896	581,698
Netflix, Inc. (b)	405	287,254
Ulta Beauty, Inc. (b)	1,550	603,136
UnitedHealth Group, Inc.	1,940	1,134,279
Visa, Inc. - Class A	3,878	1,066,256
Yum! Brands, Inc.	6,249	873,048
Zimmer Biomet Holdings, Inc.	5,283	570,300
		18,045,579
TOTAL COMMON STOCKS (Cost $19,492,555)		27,601,160

TOTAL INVESTMENTS - 96.2% (Cost $19,492,555)		27,601,160
Money Market Deposit Account - 2.2% (c)		617,623
Other Assets in Excess of Liabilities - 1.6%		462,106
TOTAL NET ASSETS - 100.0%		$28,680,889

Percentages are stated as a percent of net assets.

(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(b)	Non-income producing security.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2024 was 3.81%.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$27,601,160	$–	$–	$27,601,160
Total Investments	$27,601,160	$–	$–	$27,601,160

Refer to the Schedule of Investments for further disaggregation of investment categories.

Frontier MFG Core Infrastructure Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Australia - 4.4%
APA Group	719,479	$3,859,903
Atlas Arteria Ltd.	809,703	2,737,356
Transurban Group	1,420,677	12,896,048
		19,493,307

Belgium - 1.0%
Elia Group SA/NV	40,144	4,589,290

Canada - 14.7%
Algonquin Power & Utilities Corp.	380,342	2,078,249
Brookfield Renewable Corp. - Class A	96,957	3,165,826
Canadian Utilities Ltd. - Class A	110,623	2,936,423
Emera, Inc.	155,596	6,130,882
Enbridge, Inc.	327,895	13,319,939
Fortis, Inc.	269,177	12,230,342
Hydro One Ltd.	327,094	11,338,066
TC Energy Corp.	283,714	13,486,615
		64,686,342

Chile - 0.2%
Aguas Andinas SA - Class A	3,269,692	1,010,758

France - 5.7%
Getlink SE	303,822	5,417,965
Groupe ADP	54,032	6,934,813
Vinci SA	108,860	12,717,601
		25,070,379

Germany - 0.7%
Fraport AG Frankfurt Airport Services Worldwide (a)	51,008	2,841,822

Hong Kong - 1.7%
Power Assets Holdings Ltd.	1,164,159	7,457,710

Italy - 5.8%
ACEA SpA	122,055	2,388,520
Enav SpA	328,681	1,457,634
Italgas SpA	447,494	2,704,839
Snam SpA	1,825,506	9,288,571
Terna SpA	1,091,761	9,829,313
		25,668,877

Mexico - 2.8%
Grupo Aeroportuario del Centro Norte SAB de CV	195,424	1,648,350
Grupo Aeroportuario del Pacifico SAB de CV - Class B	231,817	4,017,769
Grupo Aeroportuario del Sureste SAB de CV - Class B	154,540	4,367,070
Promotora y Operadora de Infraestructura SAB de CV	221,052	2,095,559
		12,128,748

Netherlands - 0.7%
Koninklijke Vopak NV	69,461	3,222,724

New Zealand - 1.6%
Auckland International Airport Ltd.	913,158	4,333,565
Chorus Ltd.	259,104	1,435,388
Vector Ltd.	604,339	1,455,119
		7,224,072

Portugal - 0.2%
REN - Redes Energeticas Nacionais SGPS SA	380,421	1,022,671

Spain - 10.9%
Aena SME SA	62,671	13,785,039
Cellnex Telecom SA	330,267	13,393,028
Enagas SA	142,853	2,191,255
Ferrovial SE	301,624	12,953,363
Redeia Corp. SA	295,433	5,745,216
		48,067,901

Switzerland - 0.9%
Flughafen Zuerich AG	17,217	4,137,695

United Kingdom - 5.8%
National Grid PLC	974,452	13,418,795
Pennon Group PLC	158,577	1,255,098
Severn Trent PLC	161,982	5,721,572
United Utilities Group PLC	372,310	5,204,087
		25,599,552

United States - 40.8%(b)
ALLETE, Inc.	12,144	779,523
Alliant Energy Corp.	48,234	2,927,321
Ameren Corp.	49,675	4,344,576
American Electric Power Co., Inc.	83,073	8,523,290
American States Water Co.	6,387	531,973
American Tower Corp.	36,335	8,450,068
American Water Works Co., Inc.	35,333	5,167,098
Atmos Energy Corp.	28,015	3,885,961
Avangrid, Inc.	70,806	2,534,147
Avista Corp.	11,347	439,696
Black Hills Corp.	15,017	917,839
California Water Service Group	12,815	694,829
CenterPoint Energy, Inc.	120,571	3,547,199
Chesapeake Utilities Corp.	1,671	207,488
CMS Energy Corp.	54,553	3,853,078
Consolidated Edison, Inc.	63,882	6,652,033
Crown Castle, Inc.	73,996	8,778,146
Dominion Energy, Inc.	153,318	8,860,247
DTE Energy Co.	38,319	4,920,543
Duke Energy Corp.	69,819	8,050,131
Entergy Corp.	40,158	5,285,194
Essential Utilities, Inc.	54,479	2,101,255
Evergy, Inc.	44,409	2,753,802
Eversource Energy	65,616	4,465,169
Exelon Corp.	185,541	7,523,688
FirstEnergy Corp.	103,289	4,580,867
IDACORP, Inc.	9,596	989,252
MGE Energy, Inc.	8,217	751,445
Middlesex Water Co.	6,365	415,253
NextEra Energy, Inc.	108,446	9,166,940
NiSource, Inc.	80,114	2,775,950
Northwest Natural Holding Co.	7,085	289,210
Northwestern Energy Group, Inc.	8,752	500,789
OGE Energy Corp.	39,893	1,636,411
ONE Gas, Inc.	12,494	929,803
Pinnacle West Capital Corp.	21,458	1,900,964
PNM Resources, Inc.	14,411	630,769
Portland General Electric Co.	17,227	825,173
PPL Corp.	126,912	4,198,249
Public Service Enterprise Group, Inc.	92,794	8,278,153
SBA Communications Corp.	20,142	4,848,179
Sempra	105,345	8,810,002
SJW Group	7,267	422,285
Spire, Inc.	12,271	825,716
The Southern Co.	97,447	8,787,770
WEC Energy Group, Inc.	57,222	5,503,612
Xcel Energy, Inc.	102,325	6,681,823
		179,942,909
TOTAL COMMON STOCKS (Cost $301,913,457)		432,164,757

CLOSED END FUNDS - 1.3%	Shares	Value
Republic of Korea - 0.5%
Macquarie Korea Infrastructure Fund	240,453	2,160,528

United Kingdom - 0.8%
HICL Infrastructure PLC	1,150,956	2,031,180
International Public Partnerships Ltd.	1,081,040	1,855,764
		3,886,944
TOTAL CLOSED END FUNDS (Cost $6,606,908)		6,047,472

TOTAL INVESTMENTS - 99.2% (Cost $308,520,365)		438,212,229
Money Market Deposit Account - 1.4% (c)		6,176,946
Liabilities in Excess of Other Assets - (0.6)%		(2,865,503)
TOTAL NET ASSETS - 100.0%		$441,523,672

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2024 was 3.81%.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$432,164,757	$–	$–	$432,164,757
Closed End Funds	6,047,472	–	–	6,047,472
Total Investments	$438,212,229	$–	$–	$438,212,229

Refer to the Schedule of Investments for further disaggregation of investment categories.

Investment Valuation – Securities are valued at their fair value. Equity securities that are traded on a national securities exchange, except for those traded on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (together, “NASDAQ”), for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are principally traded. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent quoted bid price. Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and other market inputs. Shares of underlying mutual funds are valued at their respective Net Asset Value (“NAV”). Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time a Fund’s NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities provided that there is a movement in the markets that exceeds a predetermined threshold and provided the fair value prices exceed a pre-established confidence level. The Funds will also value foreign securities at fair value in accordance with the Adviser’s fair valuation procedures in the case of other significant events relating to a particular foreign issuer or market. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Company has retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser as “valuation designee” of the Board of Directors (the “Board”) pursuant to policies and procedures adopted pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. The Adviser uses its Valuation Committee to make any required fair value determinations.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities that the Funds have the ability to access
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

Tax Disclosure - Each Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations as incurred. During the period, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and concluded that there is no effect to any of the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds have no examinations in progress.